FAIR VALUE MEASUREMENTS - Carrying value and fair value for the convertible notes payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value	$ 5,331,000	$ 8,570,000	$ 2,250,000
Carrying Amount | Amended 2022 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value			1,350,000
Carrying Amount | 2023 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value			900,000
Carrying Amount | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value		2,440,000
Carrying Amount | Assumed 2024 Note
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value		3,630,000
Carrying Amount | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value	2,225,000	2,500,000
Estimated Fair Value
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value	7,006,545	8,542,323	2,178,685
Estimated Fair Value | Amended 2022 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value			1,369,734
Estimated Fair Value | 2023 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value			$ 808,951
Estimated Fair Value | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value		2,547,209
Estimated Fair Value | Assumed 2024 Note
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value		3,630,000
Estimated Fair Value | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt, at fair value	$ 3,222,000	$ 2,365,114